Income Taxes Level 4 (Details) - Presentation of the Net Deferred Tax Liability - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Income Tax Expense (Benefit)	$ 34	$ 22	$ 379
Assets
Current deferred income taxes (Other current assets)	0	11
Long-term deferred income taxes	13	18
Liabilities [Abstract]
Long-term deferred income taxes	(12)	(19)
Net deferred tax asset	1	10
net operating loss carryforward reduction	26
Valuation allowance	611	$ 588	$ 518	$ 122
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	1,070
Tax Credit Carryforward, Amount	2
Operating Loss Carryforwards, Valuation Allowance	$ 107